Earnings per Share (EPS) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Earnings per Share (EPS) (Textuals) [Abstract]
Antidilutive shares excluded from EPS calculation	0.6	0.3
EPS numerator:
Loss from continuing operations, net of income taxes	$ (164.4)	$ (44.3)
Less: Net income attributable to noncontrolling interests	3.3	4.4
Loss from continuing operations attributable to common stockholders, before allocation of earnings to participating securities	(167.7)	(48.7)
Less: Earnings allocated to participating securities	0.0	0.3
Loss from continuing operations attributable to common stockholders, after allocation of earnings to participating securities	(167.7)	(49.0)
(Loss) income from discontinued operations attributable to common stockholders, after allocation of earnings to participating securities	(8.9)	0.2
Net loss attributable to common stockholders, after earnings allocated to participating securities	$ (176.6)	$ (48.8)
EPS denominator:
Weighted Average Number of Shares Outstanding, Basic	18.0	17.9
Weighted Average Number of Shares Outstanding, Diluted	18.0	17.9
Basic EPS attributable to common stockholders:
Loss from continuing operations	$ (9.31)	$ (2.74)
Loss from discontinued operations	(0.50)	0.01
Net loss attributable to common stockholders	(9.81)	(2.73)
Diluted EPS attributable to common stockholders:
Loss from continuing operations	(9.31)	(2.74)
Loss from discontinued operations	(0.50)	0.01
Net loss attributable to common stockholders	$ (9.81)	$ (2.73)